Note 10 - Income Taxes - Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset - net operating losses	$ 6,900,000	$ 6,800,000	$ 5,300,000
Deferred tax asset valuation allowance	(6,900,000)	(6,800,000)	(5,300,000)
Net deferred tax asset